Other Expense (Income) (Tables)	12 Months Ended
Dec. 31, 2018
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Other Expense (Income)

	For the year ended December 31

	2018	2017
	$	$

Loss on sale of property and equipment	1.7	0.2
Unrealized loss on equity securities	4.9	-
Net realized gain on equity securities	(0.9)	(9.6)
Other	(5.6)	(0.6)

Total other expense (income)	0.1	(10.0)